Lease	12 Months Ended
Dec. 31, 2021
Lease
Lease

13. Lease

The Company leases office spaces under non-cancellable operating leases. A summary of lease cost recognized in the Company’s combined statements of comprehensive income (loss) is as follows:

	Year Ended December 31,
	2021
	RMB	US$
Operating leases cost excluding short-term rental expense	4,142	650
Short-term lease cost	21,628	3,394
Total	25,770	4,044

A summary of supplemental information related to operating leases is as follows:

	Year Ended December 31,
	2021
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities	4,710	739
Weighted average remaining lease term (in years)	3.2
Weighted average discount rate.	4.75%

The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2021.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of December 31, 2021.

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2021:

For the Year Ending December 31,	RMB	US$
2022	6,567	1,031
2023	6,903	1,083
2024	7,281	1,143
2025	3,192	501
2026	926	145
Total lease payments	24,869	3,903
Less: imputed interest	(1,871)	(294)
Total	22,998	3,609
Less: current portion	5,679	891
Non-current portion	17,319	2,718